Issuance of Units - Navios Partners (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended		3 Months Ended			5 Months Ended	8 Months Ended	12 Months Ended
	Jan. 11, 2018	Jan. 31, 2019	Jan. 31, 2017	Feb. 28, 2019	Feb. 21, 2018	Mar. 30, 2020	Mar. 20, 2017	Mar. 17, 2017	May 21, 2019	Sep. 01, 2017	Dec. 31, 2019	Dec. 18, 2019	Dec. 31, 2018	Dec. 24, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units											$ 0		$ 33,373		$ 98,774
Equity compensation expense											2,018		2,450		1,904
Issuance of common units for transfer of Navios Europe I loans											0		0		28,697
Net proceeds from issuance of general partner units											$ 8		805		2,638
Non vested restricted common units, Outstanding balance											146,541
Compensation cost of non-vested restricted common units not yet recognized											$ 1,525
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value															612
Common units repurchased and cancelled, value											4,499
Payments to acquire notes receivable from affiliates											$ 0		$ 0		$ 4,050
Reverse stock split
Class Of Stock [Line Items]
Description of reverse stock split									1-for-15 reverse stock split
Navios Holdings
Class Of Stock [Line Items]
Ownership percentage of Navios Holdings						18.80%					18.80%
Olympos Maritime Ltd
Class Of Stock [Line Items]
Navios Holdings' general partner interest in Navios Partners						2.10%					2.10%
Common Unitholders
Class Of Stock [Line Items]
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units															24,096
Partners Capital account units sold in public offering					1,228,133		3,186,333
Unit price					$ 28.5		$ 31.5
Proceeds from issuance of Common Limited partners units					$ 35,002		$ 100,369
Proceeds from issuance of common units, net of offering costs					33,373		95,986
Offering costs					$ 1,629		$ 4,383
Issuance of common units for transfer of Navios Europe I Loans, units															871,795
Issuance of restricted units, Unit-based Compensation											29,396		188,970		136,000
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value															$ 600
Common units repurchased and cancelled, value											$ 4,499
Common units repurchased and cancelled, units											312,952
Common Unitholders | Share Repurchase Program
Class Of Stock [Line Items]
Stock Repurchase Program, Authorized Amount		$ 50,000
Stock Repurchase Program, Period in Force		2 years
Common Unitholders | Acquisition Agreement
Class Of Stock [Line Items]
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units										24,096
Restricted common units vested in period											24,096
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value										$ 600
General Partner
Class Of Stock [Line Items]
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units															492
Partners Capital account units sold in public offering							65,027
Partners Capital account units sold in private placement								17,792
Issuance of restricted units, Unit-based Compensation											518		3,856
Net proceeds from issuance of general partner units							$ 2,049	$ 468			$ 8		$ 714
General Partner's capital account units sold in public offering													25,064		87,228
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value															$ 12
General Partner | Authorized January 2017
Class Of Stock [Line Items]
Partners Capital account units sold in private placement			2,776
Net proceeds from issuance of general partner units			$ 63
General Partner | Authorized December 2017
Class Of Stock [Line Items]
Issuance of restricted units, Unit-based Compensation	1,864
Net proceeds from issuance of general partner units	$ 64
General Partner | Authorized December 2018
Class Of Stock [Line Items]
Partners Capital account units sold in private placement														1,993
Net proceeds from issuance of general partner units														$ 27
General Partner | Acquisition Agreement
Class Of Stock [Line Items]
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units										492
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value										$ 12
Restricted Common Units
Class Of Stock [Line Items]
Equity compensation expense											$ 2,018		$ 2,450		$ 1,904
Restricted common units vested in period											231,921
Navios Holdings
Class Of Stock [Line Items]
Value of consideration given								$ 33,473
Preferred distribution percentage								12.70%
Payments to acquire notes receivable from affiliates								$ 4,050
Navios Holdings | Common Unitholders
Class Of Stock [Line Items]
Issuance of common units for transfer of Navios Europe I Loans, units								871,795
Issuance of common units for transfer of Navios Europe I loans								$ 28,862
Directors and officers | Restricted Common Units | Authorized January 2017
Class Of Stock [Line Items]
Equity compensation expense											$ 325		830
Issuance of restricted units, Unit-based Compensation			136,000
Vesting period			3 years
Restricted common units vested in period											136,000
Directors and officers | Restricted Common Units | Authorized December 2017
Class Of Stock [Line Items]
Equity compensation expense											$ 833		1,600
Issuance of restricted units, Unit-based Compensation	91,336
Vesting period	4 years
Restricted common units vested in period											46,668
Directors and officers | Restricted Common Units | Authorized December 2018
Class Of Stock [Line Items]
Equity compensation expense											$ 669		$ 20
Issuance of restricted units, Unit-based Compensation														97,633
Vesting period														4 years
Restricted common units vested in period											25,158
Directors and officers | Restricted Common Units | Authorized February 2019
Class Of Stock [Line Items]
Equity compensation expense											$ 190
Issuance of restricted units, Unit-based Compensation				25,396
Vesting period				4 years
Directors and officers | Restricted Common Units | Authorized December 2019
Class Of Stock [Line Items]
Equity compensation expense											$ 1
Issuance of restricted units, Unit-based Compensation												4,000
Vesting period												4 years
Restricted common units vested in period											0